UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.0%
KBC Group NV	90,765	$7,700,492
Telenet Group Holding NV (a)	79,007	5,229,722

		12,930,214
Denmark — 4.2%
Danske Bank A/S	189,637	7,599,430
DSV A/S	59,890	4,537,027
Nets A/S (a)(b)	48,874	1,265,271

		13,401,728
Finland — 4.5%
Kone OYJ, Class B	101,467	5,378,693
Konecranes OYJ	85,203	3,783,735
Wartsila OYJ	73,328	5,191,317

		14,353,745
France — 14.0%
Arkema SA	32,819	4,026,953
Eiffage SA	47,598	4,929,414
Iliad SA	12,317	3,273,901
Kering	21,937	8,738,988
Renault SA	59,798	5,875,596
Teleperformance	29,242	4,362,570
Thales SA	46,164	5,228,092
Vinci SA	86,752	8,242,576

		44,678,090
Germany — 14.4%
adidas AG	27,725	6,278,793
Bayer AG, Registered Shares	69,980	9,559,499
Continental AG	29,023	7,370,948
Deutsche Wohnen AG, Bearer Shares	157,855	6,708,604
Fresenius Medical Care AG & Co. KGaA	70,116	6,854,983
Fresenius SE & Co. KGaA	51,910	4,197,957
Merck KGaA	47,384	5,277,307

		46,248,091
Ireland — 0.5%
Kingspan Group PLC	40,342	1,715,535
Italy — 4.1%
Intesa Sanpaolo SpA	2,180,971	7,721,309
Tenaris SA	389,755	5,524,773

		13,246,082
Netherlands — 7.7%
ASML Holding NV	36,052	6,160,478
ING Groep NV	434,073	8,000,987
Koninklijke KPN NV	1,707,209	5,858,770
Unilever NV CVA	78,087	4,615,797

		24,636,032

Common Stocks	Shares	Value
Norway — 1.5%
Marine Harvest ASA (a)	173,863	$3,438,185
Norsk Hydro ASA	193,866	1,414,598

		4,852,783
Spain — 7.6%
Banco Santander SA	1,274,339	8,913,806
CaixaBank SA	509,115	2,555,503
Industria de Diseno Textil SA	169,574	6,392,979
Telefonica SA	593,006	6,444,237

		24,306,525
Sweden — 6.8%
Alfa Laval AB	205,047	5,015,418
Assa Abloy AB, Class B	133,611	3,059,075
Hexagon AB, Class B	135,707	6,732,157
Volvo AB, Class B	362,365	6,996,557

		21,803,207
Switzerland — 4.2%
Cie Financiere Richemont SA, Registered Shares	87,301	7,991,182
Lonza Group AG, Registered Shares (a)	21,017	5,522,522

		13,513,704
United Kingdom — 26.3%
Associated British Foods PLC	139,441	5,969,698
Auto Trader Group PLC (b)	500,991	2,635,709
BHP Billiton PLC	228,776	4,036,976
British American Tobacco PLC	180,093	11,274,489
CRH PLC	214,525	8,146,887
Diageo PLC	147,849	4,862,088
Imperial Brands PLC	114,110	4,870,303
London Stock Exchange Group PLC	129,367	6,642,464
Prudential PLC	308,114	7,373,320
Reckitt Benckiser Group PLC	64,453	5,888,943
Shire PLC	149,537	7,616,478
Unilever PLC	67,130	3,885,439
Weir Group PLC	233,517	6,146,513
Worldpay Group PLC (b)	916,904	5,004,574

		84,353,881
Total Long-Term Investments (Cost — $273,954,165) — 99.8%		320,039,617

BLACKROCK EUROFUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock EuroFund

Short-Term Securities	Par (000)		Value
Time Deposits
Europe — 0.1%
CitiBank, New York, (0.56)%, 10/02/17	EUR	313	$370,064
United Kingdom — 0.1%
CitiBank, New York, 0.05%, 10/02/17	GBP	46	61,257
Total Short-Term Securities (Cost — $431,322) — 0.2%			431,321

Value
Total Investments (Cost — $274,385,487) — 100.0%	$320,470,938
Other Assets Less Liabilities — 0.0%	121,779

Net Assets — 100.0%	$320,592,717

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2017	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,465,665	(1,465,665)	—	—	$2,119	—

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
EURO	EURO
GBP	British Pound

2	BLACKROCK EUROFUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock EuroFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EUROFUND	SEPTEMBER 30, 2017	3

Schedule of Investments (concluded)	BlackRock EuroFund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$12,930,214	—	$12,930,214
Denmark	$1,265,271	12,136,457	—	13,401,728
Finland	5,191,317	9,162,428	—	14,353,745
France	—	44,678,090	—	44,678,090
Germany	—	46,248,091	—	46,248,091
Ireland	1,715,535	—	—	1,715,535
Italy	—	13,246,082	—	13,246,082
Netherlands	—	24,636,032	—	24,636,032
Norway	3,438,185	1,414,598	—	4,852,783
Spain	—	24,306,525	—	24,306,525
Sweden	—	21,803,207	—	21,803,207
Switzerland	—	13,513,704	—	13,513,704
United Kingdom	—	84,353,881	—	84,353,881
Short-Term Securities:
Time Deposits	—	431,321	—	431,321

Total	$11,610,308	$308,860,630	—	$320,470,938

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers out of Level 2[1]
Assets:
Investments:
Common Stocks:
Finland	$4,546,069	$(4,546,069)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.

4	BLACKROCK EUROFUND	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date:	November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date:	November 20, 2017